Concentration and risk (Details 3) - Customer Concentration Risk [Member] - Exascale Labs Inc. [Member]	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Supplier E [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration of credit risk		(0.00%)
Supplier F [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration of credit risk		54.90%
Supplier B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration of credit risk		12.10%
Supplier D [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration of credit risk		(0.00%)
Supplier G [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration of credit risk		32.30%
Accounts Payable [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration of credit risk	13.40%	54.90%
Accounts Payable [Member] | Supplier F [Member]
Concentration Risk [Line Items]
Concentration of credit risk	(0.00%)	32.30%
Accounts Payable [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration of credit risk		12.10%	99.40%
Accounts Payable [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration of credit risk	74.00%
Accounts Payable [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration of credit risk	12.60%
Accounts Payable [Member] | Supplier G [Member]
Concentration Risk [Line Items]
Concentration of credit risk	(0.00%)